Employee Benefits - Liabilities for Employee Benefits (Details) - MXN ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Defined benefit obligation (plan funds)	$ 8,760	$ 6,920
Effect due to asset ceiling | Valora
Disclosure of defined benefit plans [line items]
Defined benefit obligation (plan funds)	208
Pension and Retirement Plans
Disclosure of defined benefit plans [line items]
Defined benefit obligation (plan funds)	5,428	4,402
Pension and Retirement Plans | Discontinued operations
Disclosure of defined benefit plans [line items]
Defined benefit obligation (plan funds)	0	(195)
Pension and Retirement Plans | Defined benefit obligation
Disclosure of defined benefit plans [line items]
Defined benefit obligation (plan funds)	17,866	15,560
Pension and Retirement Plans | Plan assets
Disclosure of defined benefit plans [line items]
Defined benefit obligation (plan funds)	(16,227)	(14,061)
Pension and Retirement Plans | Effect due to asset ceiling
Disclosure of defined benefit plans [line items]
Defined benefit obligation (plan funds)	3,789	3,098
Seniority Premiums
Disclosure of defined benefit plans [line items]
Defined benefit obligation (plan funds)	2,846	2,058
Seniority Premiums | Discontinued operations
Disclosure of defined benefit plans [line items]
Defined benefit obligation (plan funds)	0	(235)
Seniority Premiums | Defined benefit obligation
Disclosure of defined benefit plans [line items]
Defined benefit obligation (plan funds)	2,972	2,416
Seniority Premiums | Plan assets
Disclosure of defined benefit plans [line items]
Defined benefit obligation (plan funds)	(126)	(123)
Post-Retirement Medical Services
Disclosure of defined benefit plans [line items]
Defined benefit obligation (plan funds)	486	460
Post-Retirement Medical Services | Discontinued operations
Disclosure of defined benefit plans [line items]
Defined benefit obligation (plan funds)	0	(49)
Post-Retirement Medical Services | Defined benefit obligation
Disclosure of defined benefit plans [line items]
Defined benefit obligation (plan funds)	594	604
Post-Retirement Medical Services | Plan assets
Disclosure of defined benefit plans [line items]
Defined benefit obligation (plan funds)	$ (108)	$ (95)